Annual Fund Operating Expenses - CM Advisors Fixed Income Fund	Jun. 29, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 1, 2027
CM Advisors Fixed Income Fund
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.50%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	1.05%
Acquired Fund Fees and Expenses	0.01%
Expenses (as a percentage of Assets)	1.56%	[1]
Fee Waiver or Reimbursement	(0.68%)	[2]
Net Expenses (as a percentage of Assets)	0.88%	[1],[2]

[1]	“Total Annual Operating Expenses” will not correlate to the ratios of expenses to average net assets in the Fund’s Financial Highlights, which reflect the operating expenses of the Fund and do not include “Acquired Fund Fees and Expenses.”
[2]	The Advisor has entered into an Expense Limitation Agreement with the Fund under which it has agreed until July 1, 2027 to waive its fees and to reimburse other expenses of the Fund, if necessary, in an amount that limits the Fund’s annual operating expenses (exclusive of interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, dividend expense on securities sold short, Acquired Fund Fees and Expenses, and amounts, if any, under a Rule 12b-1 Plan) to not more than 0.87% of its average daily net assets. The Expense Limitation Agreement cannot be terminated prior to July 1, 2027 without the approval of the Board of Trustees (the “Board”) of the CM Advisors Family of Funds (the “Trust”).